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                                    NEW YORK LIFE INSURANCE COMPANY
                                    51 Madison Avenue
                                    New York, NY 10010
                                    Bus: 212-576-7558
                                    Fax: 212-576-8339
                                    E-Mail: charles_a_whites@newyorklife.com
                                    www.newyorklife.com

                                    CHARLES A. WHITES, JR.
                                    Assistant General Counsel

VIA EDGAR
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February 12, 2010


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.
20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Annuity Separate Account-III
         Form N-4 Registration Statement


         File Nos. 333-156019 and 811-21397
         CIK #0000934298


Commissioners:


Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation ("NYLIAC") and NYLIAC Variable Annuity Separate Account-IV is Post-Effective Amendment No. 1 to the registration statement on From N-4 under the Securities Act of 1933 ("1933 Act") and Amendment No. 21 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.



Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity. The Amendment contains two Prospectuses along with exhibits to the Amendment, which are either submitted or incorporated thereto by reference.



This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act for the purpose of noting (i) that a revised version of the Investment Protection Plan Rider will be available as of February 15, 2010, and (ii) the increase in the guaranteed maximum charge for the Investment Protection Plan Rider. We previously filed prospectus supplements pursuant to Rule 497 to the variable annuity prospectuses for the New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity to disclose the revised version of the Investment Protection Plan Rider that will be available as of February 15, 2010 and the Investment Protection Plan Rider guaranteed maximum charge increase. No material changes were made to the Prospectuses contained in the Amendment other than those necessary to disclose the information referenced above regarding the Investment Protection Plan Rider.


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If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

                                            Very truly yours,



                                            /s/ Charles A. Whites, Jr.
                                            --------------------------
                                            Charles A. Whites, Jr.
                                            Assistant General Counsel

Enclosures